Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Loss	$ 6,758	$ 7,678
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	9,000,000	9,000,000
Common stock, shares issued (in shares)	2,895,675	2,777,250
Common stock, shares outstanding (in shares)	2,407,048	2,167,613
Treasury stock, at cost, shares (in shares)	488,627	609,637